S000000877 [Member] Investment Strategy - Wasatch Core Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in smaller growing companies at reasonable prices.
Under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities, typically common stock, of smaller growing companies. We consider these companies to be companies we believe have typically exhibited consistent growth in earnings per share and that are relatively small, with minimum market capitalizations of $100 million and up to a maximum market capitalization at the time of purchase of $5 billion or the market capitalization of the largest company in the Russell 2000® Index as of its most recent reconstitution date, whichever is greater. The Russell 2000 Index reconstitution date is typically each year on or around July 1. As of the 2025 reconstitution date, the market capitalization of companies included in the Russell 2000 Index ranged from $61 million to $16.033 billion. The market capitalizations for the range of companies in the Russell 2000 Index are subject to change at its next reconstitution date.
The Fund may invest up to 20% of the Fund’s total assets in the equity securities (typically common stock) of foreign companies (companies that are incorporated in any country outside the United States and whose securities principally trade outside the United States). Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.
We focus on companies that we consider to be high quality. We use a process of “bottom-up” fundamental analysis to look for individual companies that we believe are stable and have the potential to grow steadily for long periods of time. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.
The Fund seeks to purchase stocks at prices we believe are reasonable relative to our projection of a company’s long-term earnings growth rate. The Fund’s secondary objective of income is achieved when fast-growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
The Fund may invest a large percentage of its assets (greater than 5%) in a particular region or market.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were industrials, information technology, consumer discretionary, financials, and health care.

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were industrials, information technology, consumer discretionary, financials, and health care.